Accounts Receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, net
Balance at beginning of year	$ 2,361,778	$ 1,684,158
Change of allowance for doubtful accounts	(284,191)	727,747
Translation adjustments	(48,608)	(50,127)
Balance at end of year	$ 2,028,979	$ 2,361,778